Restricted Net Asset Parent Only Financial Information (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash		¥ 378,054	$ 58,106	¥ 506,642	$ 77,869	¥ 1,240,749	¥ 1,069,054
Amounts due from related parties		1,285,218	197,534	1,331,558
Prepaid expenses and other current assets		205,981	31,659	214,248
Total current assets		6,369,070	978,909	6,629,713
Investments and loans to subsidiaries		188,895	29,033	355,192		¥ 459,721	¥ 423,301
Total assets		10,342,835	1,589,667	13,499,814
Current liabilities:
Amounts due to related parties	[1]	313,780	48,227	393,063
Other current liabilities and accrued expenses		678,003	104,210	745,229
Total current liabilities		16,035,709	2,464,645	14,097,074
Non-current liabilities:
Total liabilities		20,835,301	3,202,329	20,692,013
Shareholders’ deficit
Ordinary shares — Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectivelyOutstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively		13,791	2,120	13,791
Additional paid-in capital		7,257,689	1,115,486	7,248,240
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost		(127,331)	(19,570)	(127,331)
Accumulated other comprehensive income		119,592	18,381	(54,651)
Accumulated deficit		(18,746,454)	(2,881,277)	(15,428,426)
Total shareholders’ deficit		(11,482,713)	(1,764,860)	(8,348,377)
Commitments and contingencies
Total liabilities and shareholders’ equity/deficit		10,342,835	1,589,667	13,499,814
Yingli Green Energy Parent Company [Member]
Current assets:
Cash		1,184	182	453
Amounts due from related parties		2,639,708	405,716	2,775,520
Prepaid expenses and other current assets		171,362	26,338	178,438
Total current assets		2,812,254	432,236	2,954,411
Investments and loans to subsidiaries		0	0	0
Total assets		2,812,254	432,236	2,954,411
Current liabilities:
Amounts due to related parties		3,066,825	471,362	3,214,114
Other current liabilities and accrued expenses		43,625	6,705	32,596
Total current liabilities		3,110,450	478,067	3,246,710
Non-current liabilities:
Deficit subsidiaries		11,184,517	1,719,029	8,056,078
Total liabilities		14,294,967	2,197,096	11,302,788
Shareholders’ deficit
Ordinary shares — Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectivelyOutstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively		13,791	2,120	13,791
Additional paid-in capital		7,257,689	1,115,486	7,248,240
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost		(127,331)	(19,570)	(127,331)
Accumulated other comprehensive income		119,592	18,381	(54,651)
Accumulated deficit		(18,746,454)	(2,881,277)	(15,428,426)
Total shareholders’ deficit		(11,482,713)	(1,764,860)	(8,348,377)
Commitments and contingencies		0	0	0
Total liabilities and shareholders’ equity/deficit		¥ 2,812,254	$ 432,236	¥ 2,954,411

[1]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 401,690, RMB 204,436 and RMB 265,897 (US$ 40,868) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The company purchased services of RMB 239,060, RMB 235,448 and RMB 285,048 (US$ 43,811)) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of transaction mentioned above included value-added tax.